Investments - Pledged assets and net payable receivable for securities purchased sold (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pledged assets and net payable for securities purchased [Line Items]
Restricted cash and cash equivalents	$ 209	$ 294
Restricted securities	4,993	4,025
Other assets
Pledged assets and net payable for securities purchased [Line Items]
Receivable for securities sold	24	31
Accounts payable, accrued expenses, and other
Pledged assets and net payable for securities purchased [Line Items]
Payable for securities purchased	$ 286	$ 169